Summary of Significant Accounting Policies - Schedule of basic and diluted net income (loss) per ordinary share (Detail) - USD ($)	3 Months Ended		8 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Common Class A [Member]
Numerator:
Allocation of net income (loss)	$ 72,772	$ (130,304)	$ (79,500)	$ 786,751
Denominator:
Weighted average shares outstanding, Basic	20,010,000	20,010,000	2,930,335	20,010,000
Weighted average shares outstanding, Diluted	20,010,000	20,010,000	2,930,335	20,010,000
Basic net income (loss) per share	$ 0	$ (0.01)	$ (0.03)	$ 0.04
Diluted net income (loss) per share	$ 0	$ (0.01)	$ (0.03)	$ 0.04
Common Class B [Member]
Numerator:
Allocation of net income (loss)	$ 18,193	$ (32,576)	$ (135,718)	$ 196,688
Denominator:
Weighted average shares outstanding, Basic	5,002,500	5,002,500	5,002,500	5,002,500
Weighted average shares outstanding, Diluted	5,002,500	5,002,500	5,002,500	5,002,500
Basic net income (loss) per share	$ 0	$ (0.01)	$ (0.03)	$ 0.04
Diluted net income (loss) per share	$ 0	$ (0.01)	$ (0.03)	$ 0.04